Transactions with Related Parties, Pavimar (Details)	6 Months Ended
	Jun. 30, 2026 USD ($) $ / d	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Transactions with Related Parties [Abstract]
Management fees	$ 1,785,924	$ 2,288,643
Due from related party - current	9,938,847		$ 13,155,509
Due to related party - current	1,487,702		1,106,606
Related Party [Member] | Pavimar [Member]
Transactions with Related Parties [Abstract]
Management fees	0	$ 646,800
Due from related party - current	0		0
Due to related party - current	$ 0		$ 0
Related Party [Member] | Pavimar [Member] | Technical Management Agreements [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d	600